Real Estate Assets (Properties) (Detail)	Dec. 31, 2016 ft² Property
Industrial Properties [Member]
Real Estate And Accumulated Depreciation [Line Items]
Number of properties	2
Medical Properties [Member]
Real Estate And Accumulated Depreciation [Line Items]
Number of properties	2
Office Properties [Member]
Real Estate And Accumulated Depreciation [Line Items]
Number of properties	15
Office/Industrial Properties [Member]
Real Estate And Accumulated Depreciation [Line Items]
Rentable square feet | ft²	1,500,000
Retail Properties [Member]
Real Estate And Accumulated Depreciation [Line Items]
Number of properties	6
Rentable square feet | ft²	234,000
Residential Properties [Member]
Real Estate And Accumulated Depreciation [Line Items]
Number of properties	108
Number of Limited Liability Companies	1